UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202

(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	187,024	$21,797,647	2.43%

Application Software
salesforce.com, inc.*	320,359	18,606,451	2.08

Biotechnology
Biogen Idec Inc.*	170,076	53,626,664	5.98
Celgene Corporation*	318,942	27,390,739	3.06
Gilead Sciences, Inc.*	816,576	67,702,316	7.56
		148,719,719	16.60

Cable & Satellite
Comcast Corporation - Cl. A	547,556	29,392,806	3.28

Casinos & Gaming
Wynn Resorts Ltd.	177,601	36,862,864	4.12

Consumer Finance
American Express Company	195,575	18,554,200	2.07

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	208,699	43,974,966	4.91

Fertilizers & Agricultural Chemicals
Monsanto Company	425,892	53,125,768	5.93

Home Improvement Retail
The Home Depot, Inc.	271,903	22,013,267	2.46

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	433,830	35,062,141	3.92

Internet Retail
The Priceline Group, Inc.*	41,253	49,627,359	5.54

Internet Software & Services
Facebook, Inc. - Cl. A*	674,359	45,377,617	5.06
Google, Inc. - Cl. A*	61,994	36,246,032	4.05
		81,623,649	9.11

Investment Banking & Brokerage
The Charles Schwab Corporation	679,523	18,299,554	2.04

IT Consulting & Other Services
Cognizant Technology Solutions Corporation - Cl. A*	377,346	18,455,993	2.06

Movies & Entertainment
The Walt Disney Company	429,830	$36,853,624	4.12%

Oil & Gas Equipment & Services
Schlumberger Ltd.	304,800	35,951,160	4.01

Oil & Gas Exploration & Production
Continental Resources, Inc.*	206,146	32,579,314	3.64

Packaged Foods & Meats
Keurig Green Mountain, Inc.	158,766	19,783,831	2.21

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	191,834	17,621,871	1.97

Railroads
Canadian Pacific Railway Ltd.	235,973	42,744,149	4.77

Restaurants
Starbucks Corporation	356,287	27,569,488	3.08

Semiconductor Equipment
ASML Holding N.V.	232,870	21,719,785	2.43

Specialty Chemicals
The Sherwin-Williams Company	198,451	41,061,497	4.58

TOTAL COMMON STOCKS (Cost $599,590,595)		872,001,103	97.36

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	21,042,161	21,042,161	2.35

TOTAL SHORT-TERM INVESTMENTS (Cost $21,042,161)		21,042,161	2.35

TOTAL INVESTMENTS (Cost $620,632,756)		893,043,264	99.71

Cash and Other Assets, Less Liabilities		2,641,607	0.29
NET ASSETS		$895,684,871	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	156,207	$18,205,926	3.17%
Safran S.A.	86,068	5,635,138	0.98
		23,841,064	4.15

Airlines
Delta Air Lines, Inc.	71,722	2,777,076	0.48

Apparel Retail
The TJX Companies, Inc.	109,384	5,813,760	1.01

Application Software
salesforce.com, inc.*	231,474	13,444,010	2.34

Auto Parts & Equipment
Delphi Automotive PLC	105,211	7,232,204	1.26

Biotechnology
Biogen Idec Inc.*	54,734	17,258,177	3.01
Celgene Corporation*	217,928	18,715,657	3.26
Gilead Sciences, Inc.*	350,638	29,071,397	5.06
		65,045,231	11.33

Broadcasting
CBS Corporation - Cl. B	330,625	20,545,037	3.58

Cable & Satellite
Comcast Corporation - Cl. A	205,488	11,030,596	1.92

Casinos & Gaming
Wynn Resorts Ltd.	94,282	19,569,172	3.41

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	15,406	2,030,511	0.35
Visa, Inc. - Cl. A	85,166	17,945,328	3.13
		19,975,839	3.48

Drug Retail
CVS Caremark Corporation	93,910	7,077,997	1.23

Fertilizers & Agricultural Chemicals
Monsanto Company	214,538	26,761,470	4.66

Home Improvement Retail
The Home Depot, Inc.	135,848	10,998,254	1.92

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	281,079	$22,716,805	3.96%

Internet Retail
The Priceline Group, Inc.*	25,408	30,565,824	5.32

Internet Software & Services
Facebook, Inc. - Cl. A*	356,525	23,990,567	4.18
Google, Inc. - Cl. A*	25,941	15,166,925	2.64
Google, Inc. - Cl. C*	17,915	10,306,141	1.80
		49,463,633	8.62

Investment Banking & Brokerage
The Charles Schwab Corporation	385,269	10,375,294	1.81

Movies & Entertainment
The Walt Disney Company	217,708	18,666,284	3.25

Oil & Gas Equipment & Services
Halliburton Company	88,582	6,290,208	1.10
Schlumberger Ltd.	195,867	23,102,512	4.02
		29,392,720	5.12

Oil & Gas Exploration & Production
Antero Resources Corporation*	161,286	10,585,200	1.84
Continental Resources, Inc.*	45,398	7,174,700	1.25
		17,759,900	3.09

Packaged Foods & Meats
Keurig Green Mountain, Inc.	126,009	15,701,981	2.73

Railroads
Canadian Pacific Railway Ltd.	133,243	24,135,637	4.21
Union Pacific Corporation	210,724	21,019,719	3.66
		45,155,356	7.87

Restaurants
Starbucks Corporation	171,234	13,250,087	2.31

Security & Alarm Services
Tyco International Ltd.	366,955	16,733,148	2.91

Semiconductor Equipment
ASML Holding N.V.	192,819	17,984,228	3.13

Semiconductors
Texas Instruments, Inc.	276,477	13,212,836	2.30

Specialty Chemicals
The Sherwin-Williams Company	95,147	19,686,866	3.43

Trading Companies & Distributors
W.W. Grainger, Inc.	12,535	3,187,274	0.56

TOTAL COMMON STOCKS (Cost $380,880,861)		557,963,946	97.18

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	13,898,432	$13,898,432	2.42%

TOTAL SHORT-TERM INVESTMENTS (Cost $13,898,432)		13,898,432	2.42

TOTAL INVESTMENTS (Cost $394,779,293)		571,862,378	99.60

Cash and Other Assets, Less Liabilities		2,274,144	0.40
NET ASSETS		$574,136,522	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21ST Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	55,806	$5,161,497	1.59%
DigitalGlobe, Inc.*	73,091	2,031,930	0.63
General Dynamics Corporation	40,095	4,673,072	1.44
		11,866,499	3.66

Airlines
Delta Air Lines, Inc.	121,844	4,717,800	1.45

Application Software
salesforce.com, inc.*	182,833	10,618,941	3.28
Workday, Inc. - Cl. A*	39,721	3,569,329	1.10
		14,188,270	4.38

Biotechnology
Alexion Pharmaceuticals, Inc.*	27,032	4,223,750	1.30
Alkermes PLC*	67,979	3,421,383	1.06
Biogen Idec Inc.*	36,156	11,400,348	3.52
Gilead Sciences, Inc.*	155,346	12,879,737	3.97
		31,925,218	9.85

Casinos & Gaming
Wynn Resorts Ltd.	43,748	9,080,335	2.80

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	45,131	5,948,266	1.83
MasterCard, Inc. - Cl. A	117,224	8,612,447	2.66
		14,560,713	4.49

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	112,305	9,897,440	3.05

Distributors
LKQ Corporation*	228,883	6,108,887	1.88

Diversified Support Services
Copart, Inc.*	92,875	3,339,785	1.03

Fertilizers & Agricultural Chemicals
Monsanto Company	91,114	11,365,560	3.51

Footwear
Deckers Outdoor Corporation*	28,621	2,470,851	0.76

Health Care Equipment
Novadaq Technologies, Inc.*	78,709	$1,297,124	0.40%

Health Care Services
Envision Healthcare Holdings, Inc.*	156,087	5,605,084	1.73

Home Improvement Retail
Lumber Liquidators Holdings, Inc.*	31,815	2,416,349	0.75

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	260,185	6,062,311	1.87

Human Resource & Employment Services
Robert Half International, Inc.	101,597	4,850,241	1.50

Internet Retail
TripAdvisor, Inc.*	82,354	8,948,586	2.76

Internet Software & Services
CoStar Group, Inc.*	10,609	1,678,026	0.52
Facebook, Inc. - Cl. A*	259,414	17,455,968	5.38
Google, Inc. - Cl. A*	10,229	5,980,589	1.84
Google, Inc. - Cl. C*	5,946	3,420,615	1.06
LinkedIn Corporation - Cl. A*	29,327	5,028,701	1.55
		33,563,899	10.35

Investment Banking & Brokerage
Morgan Stanley	195,224	6,311,592	1.95
The Charles Schwab Corporation	116,020	3,124,419	0.96
		9,436,011	2.91

IT Consulting & Other Services
Cognizant Technology Solutions Corporation - Cl. A*	77,365	3,783,922	1.17

Movies & Entertainment
The Walt Disney Company	116,741	10,009,373	3.09
Twenty-First Century Fox, Inc. - Cl. A	260,020	9,139,703	2.82
		19,149,076	5.91

Oil & Gas Equipment & Services
Schlumberger Ltd.	100,273	11,827,200	3.65

Oil & Gas Exploration & Production
Antero Resources Corporation*	116,000	7,613,080	2.35

Packaged Foods & Meats
Keurig Green Mountain, Inc.	67,480	8,408,683	2.59

Railroads
Genesee & Wyoming, Inc. - Cl. A*	95,219	9,997,995	3.08

Regional Banks
City National Corporation	44,806	3,394,503	1.05
First Republic Bank	96,989	5,333,425	1.64
		8,727,928	2.69

Research & Consulting Services
IHS, Inc. - Cl. A*	54,217	7,355,620	2.27

Restaurants
Domino's Pizza, Inc.	68,596	$5,013,682	1.54%
Dunkin' Brands Group, Inc.	88,381	4,048,733	1.25
		9,062,415	2.79

Semiconductor Equipment
ASML Holding N.V.	83,374	7,776,293	2.40

Semiconductors
ARM Holdings PLC	248,917	3,753,029	1.16

Specialty Chemicals
The Sherwin-Williams Company	50,988	10,549,927	3.25

Specialty Stores
Tractor Supply Company	81,546	4,925,378	1.52
Ulta Salon Cosmetics & Fragrance, Inc.*	35,936	3,284,910	1.01
		8,210,288	2.53

Trading Companies & Distributors
Fastenal Company	80,753	3,996,466	1.23

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	71,805	7,345,651	2.27

TOTAL COMMON STOCKS (Cost $234,918,606)		319,258,536	98.47

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	6,052,330	6,052,330	1.87

TOTAL SHORT-TERM INVESTMENTS (Cost $6,052,330)		6,052,330	1.87

TOTAL INVESTMENTS (Cost $240,970,936)		325,310,866	100.34

Liabilities, Less Cash and Other Assets		(1,100,862)	(0.34)
NET ASSETS		$324,210,004	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Safran S.A.	89,823	$5,880,990	3.01%
Zodiac Aerospace	152,620	5,166,050	2.65
		11,047,040	5.66

Apparel, Accessories & Luxury Goods
Adidas A.G.	55,576	5,629,134	2.88
Compagnie Financiere Richemont S.A.	73,238	7,684,705	3.94
Luxottica Group S.p.A.	54,502	3,154,593	1.62
		16,468,432	8.44

Asset Management & Custody Banks
Azimut Holding S.p.A.	114,417	2,948,553	1.51
Hargreaves Lansdown PLC	139,366	2,952,765	1.52
		5,901,318	3.03

Auto Parts & Equipment
Continental A.G.	12,864	2,979,523	1.53

Automobile Manufacturers
Bayerische Motoren Werke AG	29,629	3,757,686	1.93
Tata Motors Ltd. ADR	71,552	2,794,821	1.43
		6,552,507	3.36

Biotechnology
Gilead Sciences, Inc.*	99,744	8,269,775	4.24

Cable & Satellite
Liberty Global PLC - Series C*	201,870	8,541,120	4.38
Naspers Ltd. - Cl. N	40,121	4,723,224	2.42
		13,264,344	6.80

Casinos & Gaming
Sands China Ltd.	836,800	6,343,156	3.25

Construction Materials
CEMEX, S.A.B. de C.V. Spon. ADR*	187,106	2,475,412	1.27

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	74,507	5,474,029	2.81
Wirecard A.G.	99,966	4,315,936	2.21
		9,789,965	5.02

Electrical Components & Equipment
Schneider Electric S.A.	40,702	$3,831,662	1.97%

Electronic Equipment & Instruments
Keyence Corporation	7,100	3,097,424	1.59

General Merchandise Stores
Dollarama, Inc.	50,931	4,193,138	2.15

Health Care Equipment
Covidien PLC	60,660	5,470,319	2.80
Novadaq Technologies, Inc.*	240,167	3,957,952	2.03
		9,428,271	4.83

Internet Retail
Rakuten, Inc.	224,100	2,895,681	1.49
Start Today Company Ltd.	153,000	4,021,904	2.06
The Priceline Group, Inc.*	6,355	7,645,065	3.92
		14,562,650	7.47

Internet Software & Services
Baidu, Inc. Spon. ADR*	28,038	5,237,779	2.68
Yandex N.V. - Cl. A*	89,683	3,196,302	1.64
		8,434,081	4.32

Leisure Facilities
Merlin Entertainments PLC*	366,478	2,246,596	1.15

Life & Health Insurance
St. James's Place PLC	221,138	2,883,831	1.48

Oil & Gas Equipment & Services
Anton Oilfield Services Group	2,436,000	1,659,537	0.85
Schlumberger Ltd.	54,162	6,388,408	3.28
		8,047,945	4.13

Pharmaceuticals
Novo Nordisk A/S - Cl. B	90,315	4,156,761	2.13
Roche Holding AG	18,321	5,464,484	2.80
		9,621,245	4.93

Publishing
Rightmove PLC	49,739	1,825,044	0.94

Railroads
Canadian Pacific Railway Ltd.	50,525	9,153,262	4.69

Restaurants
Alsea S.A.B. de C.V.*	1,150,739	4,137,818	2.12
Domino's Pizza Group PLC	635,980	5,703,300	2.93
		9,841,118	5.05

Semiconductor Equipment
ASML Holding N.V.	90,767	8,452,778	4.33

Semiconductors
ARM Holdings PLC	375,294	5,658,470	2.90

Infineon Technologies AG	244,172	$3,052,233	1.57%
		8,710,703	4.47

TOTAL COMMON STOCKS (Cost $168,052,915)		187,421,220	96.10

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	7,510,658	7,510,658	3.85

TOTAL SHORT-TERM INVESTMENTS (Cost $7,510,658)		7,510,658	3.85

TOTAL INVESTMENTS (Cost $175,563,573)		194,931,878	99.95

Cash and Other Assets, Less Liabilities		98,263	0.05
NET ASSETS		$195,030,141	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$17,304,352	8.88%
China/Hong Kong	13,240,472	6.79
Denmark	4,156,761	2.13
France	14,878,702	7.63
Germany	19,734,512	10.13
India	2,794,821	1.43
Ireland	5,470,319	2.81
Italy	6,103,146	3.13
Japan	10,015,009	5.14
Mexico	6,613,230	3.39
Netherlands	14,841,186	7.61
Russia	3,196,302	1.64
South Africa	4,723,224	2.42
Switzerland	13,149,189	6.75
United Kingdom	29,811,126	15.29
United States(1)	28,899,527	14.83
	$194,931,878	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Safran S.A.	264,092	$17,290,920	1.95%

Airlines
Copa Holdings S.A. - Cl. A	93,750	13,365,938	1.51

Automotive Retail
AutoZone, Inc.*	49,700	26,651,128	3.00

Biotechnology
Biogen Idec Inc.*	105,224	33,178,179	3.74
Celgene Corporation*	407,552	35,000,566	3.94
Gilead Sciences, Inc.*	421,375	34,936,201	3.94
		103,114,946	11.62

Broadcasting
CBS Corporation - Cl. B	287,067	17,838,343	2.01

Cable & Satellite
Liberty Global PLC - Series C*	769,891	32,574,088	3.67

Casinos & Gaming
MGM Resorts International*	359,010	9,477,864	1.07
Wynn Resorts Ltd.	128,829	26,739,747	3.01
		36,217,611	4.08

Construction & Engineering
Louis XIII Holdings Ltd.*	6,916,000	5,229,119	0.59

Consumer Electronics
GoPro, Inc. - Cl. A*	57,307	2,323,799	0.26

Data Processing & Outsourced Services
QIWI PLC Spon. ADR	216,789	8,743,101	0.99
Visa, Inc. - Cl. A	104,482	22,015,402	2.48
		30,758,503	3.47

Department Stores
Macy's, Inc.	76,654	4,447,465	0.50

Distillers & Vintners
Constellation Brands, Inc. - Cl. A*	385,191	33,946,883	3.83

Fertilizers & Agricultural Chemicals
Monsanto Company	290,344	36,217,511	4.08

Health Care Equipment
Novadaq Technologies, Inc.*	513,344	$8,459,909	0.95%

Home Improvement Retail
Lowe's Companies, Inc.	658,352	31,594,313	3.56

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	1,189,101	27,706,053	3.12

Internet Retail
The Priceline Group, Inc.*	14,126	16,993,578	1.91

Internet Software & Services
Facebook, Inc. - Cl. A*	557,880	37,539,745	4.23
Google, Inc. - Cl. A*	47,413	27,720,959	3.12
		65,260,704	7.35

Leisure Facilities
ClubCorp Holdings, Inc.	764,736	14,178,205	1.60

Mortgage REITs
Starwood Property Trust, Inc.	486,883	11,573,209	1.30

Movies & Entertainment
The Walt Disney Company	317,086	27,186,954	3.06
Twenty-First Century Fox, Inc. - Cl. A	633,517	22,268,122	2.51
		49,455,076	5.57

Oil & Gas Equipment & Services
Schlumberger Ltd.	37,843	4,463,582	0.50

Packaged Foods & Meats
Keurig Green Mountain, Inc.	154,644	19,270,189	2.17

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	176,245	16,189,866	1.82

Publishing
Tribune Company*	150,046	12,761,412	1.44

Railroads
Union Pacific Corporation	270,268	26,959,233	3.04

Regional Banks
First Republic Bank	317,657	17,467,958	1.97

Restaurants
Alsea S.A.B. de C.V.*	2,842,326	10,220,411	1.15
Burger King Worldwide, Inc.	419,607	11,421,703	1.29
Domino's Pizza Group PLC	2,047,593	18,362,271	2.07
		40,004,385	4.51

Semiconductor Equipment
ASML Holding N.V.	295,997	27,607,640	3.11

Semiconductors
Infineon Technologies AG	1,514,806	18,935,594	2.13

Specialty Chemicals
The Sherwin-Williams Company	88,044	18,217,184	2.05

TOTAL COMMON STOCKS (Cost $619,521,222)		$787,074,344	88.67%

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Aerospace & Defense
TransDigm, Inc., 7.750%, 12/15/18	$4,256,000	4,555,622	0.51

Cable & Satellite
DISH DBS Corp., 6.625%, 10/1/14	4,099,000	4,150,237	0.47

Casinos & Gaming
Pinnacle Entertainment, Inc., 7.500%, 4/15/21	4,052,000	4,366,030	0.49

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	6,000,000	5,715,000	0.64

Real Estate Development
The Howard Hughes Corporation, 6.875%, 10/1/21	4,000,000	4,280,000	0.48

Research & Consulting Services
Nielsen Finance Co., 7.750%, 10/15/18	3,841,000	4,061,858	0.46

Trading Companies & Distributors
United Rentals North America, Inc., 8.375%, 9/15/20	4,000,000	4,390,000	0.50

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,210,000	0.48

TOTAL CORPORATE BONDS (Cost $35,442,473)		35,728,747	4.03

INTERNATIONAL BONDS
Alternative Carriers
Ziggo Bond Co. 144A, 8.000%, 5/15/18	€6,086,000	8,800,241	0.99

TOTAL INTERNATIONAL BONDS (Cost $7,888,255)		8,800,241	0.99

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series N, 5.200%	192,673	4,421,845	0.50

Mortgage REITs
NorthStar Realty Finance Corp., Series E, 8.750%	160,301	4,063,630	0.46

Regional Banks
BB&T Corporation, Series D, 5.850%	159,414	3,964,626	0.45
First Niagara Financial Group, Inc., Series B, 8.625%	205,728	5,964,055	0.67

Regions Financial Corporation, Series A, 6.375%	108,686	$2,720,411	0.30%
		12,649,092	1.42

TOTAL PREFERRED STOCKS (Cost $20,162,915)		21,134,567	2.38

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	42,843,664	42,843,664	4.83

TOTAL SHORT-TERM INVESTMENTS (Cost $42,843,664)		42,843,664	4.83

TOTAL INVESTMENTS (Cost $725,858,529)		895,581,563	100.90

Liabilities, Less Cash and Other Assets		(7,962,880)	(0.90)
NET ASSETS		$887,618,683	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$8,459,909	0.95%
China/Hong Kong	5,229,119	0.58
France	17,290,920	1.93
Germany	18,935,594	2.11
Mexico	10,220,411	1.14
Netherlands	40,871,463	4.56
Panama	13,365,938	1.49
Russia	8,743,101	0.98
United Kingdom	50,936,359	5.69
United States(1)	721,528,749	80.57
	$895,581,563	100.00%

(1)	Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	17,883	$2,084,264	2.52%
Safran S.A.	36,903	2,416,154	2.92
Zodiac Aerospace	69,455	2,350,989	2.84
		6,851,407	8.28

Apparel, Accessories & Luxury Goods
Hermes International	4,660	1,719,663	2.08
Luxottica Group SpA Spon. ADR	32,183	1,865,327	2.25
		3,584,990	4.33

Application Software
salesforce.com, inc.*	43,010	2,498,021	3.02

Automobile Manufacturers
Bayerische Motoren Werke AG	12,237	1,551,953	1.87
Tata Motors Ltd. ADR	46,785	1,827,422	2.21
		3,379,375	4.08

Biotechnology
Biogen Idec Inc.*	7,793	2,457,211	2.97
Gilead Sciences, Inc.*	50,215	4,163,325	5.03
		6,620,536	8.00

Cable & Satellite
British Sky Broadcasting Group PLC	106,505	1,647,745	1.99
Liberty Global PLC - Series C*	7,324	309,878	0.38
		1,957,623	2.37

Casinos & Gaming
Wynn Macau Ltd.	539,200	2,121,903	2.56

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	10,241	2,157,881	2.61

Distributors
LKQ Corporation*	13,424	358,287	0.43

Electrical Components & Equipment
Schneider Electric S.A.	12,804	1,205,361	1.46

Fertilizers & Agricultural Chemicals
Monsanto Company	20,070	2,503,532	3.03

Health Care Equipment
Novadaq Technologies, Inc.*	51,438	$847,698	1.02%

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	28,566	2,308,704	2.79

Hypermarkets & Super Centers
PriceSmart, Inc.	21,161	1,841,853	2.23

Internet Retail
The Priceline Group, Inc.*	2,582	3,106,146	3.75

Internet Software & Services
Facebook, Inc. - Cl. A*	51,358	3,455,880	4.18
Google, Inc. - Cl. A*	2,406	1,406,716	1.70
Google, Inc. - Cl. C*	1,938	1,114,892	1.35
		5,977,488	7.23

Movies & Entertainment
The Walt Disney Company	21,955	1,882,422	2.28

Oil & Gas Equipment & Services
Schlumberger Ltd.	23,493	2,770,999	3.35

Oil & Gas Exploration & Production
Antero Resources Corporation*	18,637	1,223,147	1.48
Continental Resources, Inc.*	17,456	2,758,746	3.33
		3,981,893	4.81

Packaged Foods & Meats
Keurig Green Mountain, Inc.	6,073	756,757	0.91

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	14,673	1,347,862	1.63
Roche Holding AG	7,299	2,177,024	2.63
		3,524,886	4.26

Railroads
Canadian Pacific Railway Ltd.	24,905	4,511,865	5.45

Restaurants
Alsea S.A.B. de C.V.*	694,900	2,498,715	3.02
Domino's Pizza Group PLC	259,303	2,325,361	2.81
		4,824,076	5.83

Security & Alarm Services
Tyco International Ltd.	44,971	2,050,678	2.48

Semiconductor Equipment
ASML Holding N.V.	21,549	2,009,875	2.43

Semiconductors
Infineon Technologies AG	128,465	1,605,856	1.94

Specialty Chemicals
The Sherwin-Williams Company	11,151	2,307,253	2.79

Technology Hardware, Storage & Peripherals
Apple, Inc.	26,977	2,506,973	3.03

TOTAL COMMON STOCKS (Cost $67,503,036)		$80,054,338	96.75%

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	2,040,386	2,040,386	2.47

TOTAL SHORT-TERM INVESTMENTS (Cost $2,040,386)		2,040,386	2.47

TOTAL INVESTMENTS (Cost $69,543,422)		82,094,724	99.22

Cash and Other Assets, Less Liabilities		642,750	0.78
NET ASSETS		$82,737,474	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$5,359,563	6.53%
China/Hong Kong	2,121,903	2.58
France	7,692,167	9.37
Germany	3,157,809	3.85
India	1,827,422	2.23
Italy	1,865,327	2.27
Mexico	2,498,715	3.04
Netherlands	4,780,874	5.82
Switzerland	2,177,024	2.65
United Kingdom	4,282,984	5.22
United States(1)	46,330,936	56.44
	$82,094,724	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Funds’ Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2014:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$237,381,549	$-	$-	$237,381,549
Consumer Staples	19,783,831	-	-	19,783,831
Energy	68,530,474	-	-	68,530,474
Financials	36,853,754	-	-	36,853,754
Health Care	166,341,590	-	-	166,341,590
Industrials	64,541,796	-	-	64,541,796
Information Technology	184,380,844	-	-	184,380,844
Materials	94,187,265	-	-	94,187,265
Short-term Investments	21,042,161	-	-	21,042,161
				$893,043,264

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	160,388,023	-	-	160,388,023
Consumer Staples	22,779,978	-	-	22,779,978
Energy	47,152,620	-	-	47,152,620
Financials	10,375,294	-	-	10,375,294
Health Care	65,045,231	-	-	65,045,231
Industrials	91,693,918	-	-	91,693,918
Information Technology	114,080,546	-	-	114,080,546
Materials	46,448,336	-	-	46,448,336
Short-term Investments	13,898,432	-	-	13,898,432
				$571,862,378

Marsico 21ST Century Fund
Assets
Common Stocks
Consumer Discretionary	71,509,098	-	-	71,509,098
Consumer Staples	18,306,123	-	-	18,306,123
Energy	19,440,280	-	-	19,440,280
Financials	18,163,939	-	-	18,163,939
Health Care	38,827,426	-	-	38,827,426
Industrials	46,124,406	-	-	46,124,406
Information Technology	77,626,126	-	-	77,626,126
Materials	21,915,487	-	-	21,915,487
Telecommunication Services	7,345,651	-	-	7,345,651
Short-term Investments	6,052,330	-	-	6,052,330
				$325,310,866

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$78,276,508	$-	$-	$78,276,508
Energy	8,047,945	-	-	8,047,945
Financials	8,785,149	-	-	8,785,149
Health Care	27,319,291	-	-	27,319,291
Industrials	24,031,964	-	-	24,031,964
Information Technology	38,484,951	-	-	38,484,951
Materials	2,475,412	-	-	2,475,412
Short-term Investments	7,510,658	-	-	7,510,658
				$194,931,878

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	312,745,456	-	-	312,745,456
Consumer Staples	53,217,072	-	-	53,217,072
Energy	4,463,582	-	-	4,463,582
Financials	29,041,167	-	-	29,041,167
Health Care	127,764,721	-	-	127,764,721
Industrials	62,845,210	-	-	62,845,210
Information Technology	142,562,441	-	-	142,562,441
Materials	54,434,695	-	-	54,434,695
Corporate Bonds	-	35,728,747	-	35,728,747
International Bonds	-	8,800,241	-	8,800,241
Preferred Stocks	21,134,567	-	-	21,134,567
Short-term Investments	42,843,664	-	-	42,843,664
				$895,581,563

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	23,523,526	-	-	23,523,526
Consumer Staples	2,598,610	-	-	2,598,610
Energy	6,752,892	-	-	6,752,892
Health Care	10,993,120	-	-	10,993,120
Industrials	14,619,311	-	-	14,619,311
Information Technology	16,756,094	-	-	16,756,094
Materials	4,810,785	-	-	4,810,785
Short-term Investments	2,040,386	-	-	2,040,386
				$82,094,724

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars.  For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2010-2014 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2014 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

				International	Flexible
	Focus	Growth	21ST Century	Opportunities	Capital	Global
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of Investments	$623,122,236	$395,140,457	$243,078,844	$175,989,356	$727,846,841	$69,580,657

Gross Unrealized Appreciation	$271,249,084	$177,922,477	$86,690,211	$22,317,244	$174,113,169	$13,609,111
Gross Unrealized Depreciation	(1,328,056)	(1,200,556)	(4,458,189)	(3,374,722)	(6,378,447)	(1,095,044)

Net Unrealized Appreciation on investments	$269,921,028	$176,721,921	$82,232,022	$18,942,522	$167,734,722	$12,514,067

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2014 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 27, 2014

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 27, 2014